Income Taxes	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Income Taxes

12. INCOME TAXES

For the 6 months ended December 31, 2017 and December 31, 2016, the local (United States) and foreign components of loss before income taxes were comprised of the following:

	For the 6 months ended	For the 6 months ended
	December 31, 2017	December 31, 2016

Tax jurisdictions from:
- Local	$(27,755)	$(39,705)
- Foreign, representing
Anguilla	(1,600)	(1,100)
Hong Kong	(1,151)	(1,676)
Malaysia	(20,432)	(11,134)

Loss before income tax	$(50,938)	$(53,615)

The provision for income taxes consisted of the following:

	For the 6 months ended	For the 6 months ended
	December 31, 2017	December 31, 2016
Current:
- Local	$-	$-
- Foreign	-	-

Deferred:
- Local	-	-
- Foreign	-	-

Income tax expense	$-	$-

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company has subsidiaries that operate in various countries: United States, Anguilla, Hong Kong and Malaysia that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

The Company is registered in the State of Nevada and is subject to the tax laws of the United States of America.

Anguilla

Under the current laws of the Anguilla, HWH Limited is registered as an international business company which governs by the International Business Companies Act of Anguilla and there is no income tax charged in Anguilla.

Hong Kong

HWH Investment Limited is subjected to Hong Kong Profits Tax, which is charged at the statutory income rate of 16.5% on its assessable income.

Malaysia

Resilient Digital Sdn Bhd is subject to Malaysia Corporate Tax, which is charged at the statutory income rate range from 20% to 25% on its assessable income.

10. INCOME TAX

For the years ended June 30, 2017 and June 30, 2016, the local (United States) and foreign components of loss before income taxes were comprised of the following:

	June 30, 2017	June 30, 2016
Tax jurisdictions from:
-Local	$(56,670)	$(40,242)
-Foreign, representing
Anguilla	(1,600)	-
Hong Kong	(2,494)	(152)
Malaysia	(52,310)	(22,973)

Loss before income tax	$(113,074)	$(63,367)

The provision for income taxes consisted of the following:

	June 30, 2017	June 30, 2016
Current:
-Local	$-	$-
-Foreign, representing Malaysia	-	-
Deferred:
-Local	-	-
-Foreign, representing Malaysia	-	-

Income tax provision	$-	$-

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company has subsidiaries that operate in various countries: United States, Seychelles, Hong Kong and Malaysia that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

The Company is registered in the State of Nevada and is subject to the tax laws of the United States of America.

Anguilla

Under the current laws of the Anguilla, HWH Limited is registered as an international business company which governs by the International Business Companies Act of Anguilla and there is no income tax charged in Anguilla.

Hong Kong

HWH Investment Limited is subjected to Hong Kong Profits Tax, which is charged at the statutory income rate of 16.5% on its assessable income.

Malaysia

Resilient Digital Sdn Bhd is subject to Malaysia Corporate Tax at a progressive income tax rate range from 20% to 25% on its assessable income for its tax year.

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of June 30, 2017 and 2016:

	As of June 30,
	2017	2016
Deferred tax assets:
Net operating loss carryforwards
- United States of America	$19,835	$14,085
- Hong Kong	412	25
- Malaysia	11,992	5,796
	71,722	19,906
Less: valuation allowance	(71,722)	(19,906)
Deferred tax assets	-	-

Management believes that it is more likely than not that the deferred tax assets will not be fully realizable in the future. Accordingly, the Company provided for a full valuation allowance against its deferred tax assets of $19,906 as of June 30, 2016. During the year ended June 30, 2017, the valuation allowance increased by $51,816, primarily relating to net operating loss carry forwards from the various tax regime.